Financial Instruments	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

NOTE 22: FINANCIAL INSTRUMENTS

(a)
Capital Risk Management

The Group manages its capital to ensure that entities in the Group will be able to continue as going concerns whilst maximizing the return to stakeholders through the optimisation of the debt and equity balance.

During April 2021, the Group repaid in full its bank loan and equipment mortgage. The capital structure of the Group now consists of lease liabilities for rental property (Note 18) cash and cash equivalents (Note 8) and equity attributable to equity holders of the parent, comprising issued capital (Note 20), reserves (Note 21) and retained earnings.

The Group’s policy is to fund the research and development activities and operations through the issue of equity and the commercialisation of intellectual property assets. Project specific borrowings are utilized where appropriate and also minor borrowings for operational assets, as required.

(b)
Categories of Financial Instruments

	2023 A$	2022 A$
Financial Assets
Cash and cash equivalents	18,250,255	33,564,857
Receivables	642,277	6,784,121
Other financial assets	119,000	119,000
	19,011,532	40,467,978

Financial Liabilities
Trade and other payables	3,500,487	2,786,280
Lease liability – rental property	533,583	693,623
Contingent consideration at fair value	3,687,189	2,699,010
	7,721,259	6,178,913

(c)
Financial Risk Management Objectives

The Board, through the Audit and Risk Management (“ARM”) Committee, is responsible for ensuring there are adequate policies in relation to risk management, compliance and internal control systems.

In summary, Group policies are designed to ensure significant strategic, operational, legal, reputational and financial risks are identified, assessed, and effectively monitored and managed in a manner sufficient for a company of Bionomics’ size and stage of development to enable achievement of the Group’s business strategy and objectives.

The Group’s risk management policies are managed by the key management personnel and are reviewed by the ARM Committee according to a timetable of assessment and review proposed by that committee and approved by the Board.

(d)
Market Risk

The Group’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates (see (e) below) and interest rates (see (f) below).

The Group may use derivative financial instruments to manage its exposure to foreign currency risk, if and when appropriate.

The Group has not entered into any interest rate derivatives.

The Group measures market risk exposures using sensitivity analysis. There has been no material change to the Group’s exposure to market risks or the manner in which these risks are managed and measured.

There were no derivative financial instruments outstanding as at June 30, 2023 (2022: nil).

(e)
Foreign Currency Risk Management

The Group undertakes certain transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. Exchange rate exposures are managed in accordance with established policies. The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars is as follows:

	2023 A$	2022
Denominated in USD
Monetary items
Cash and cash equivalents	2,552,731	17,786,031
Trade and other payables	(2,451,693)	(1,298,425)
Contingent consideration liability	(3,687,189)	(2,699,010)
Total monetary items	(3,586,151)	13,788,596
Non-monetary items
Goodwill	6,137,205	5,921,027
Other intangible assets	9,202,594	9,838,274
Deferred tax liability	(1,655,369)	(1,798,625)
Total non-monetary items	13,684,430	13,960,676

Total denominated in USD	10,098,279	27,749,272

Foreign Currency Sensitivity Analysis

The following table details the Group’s sensitivity to a 10% increase and decrease in the Australian dollar against the US dollar. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency rates. The sensitivity analysis below includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit or equity where the Australian dollar strengthens 10% against the relevant currency.

For a 10% weakening of the Australian dollar against the relevant currency, there would be a comparable impact on the profit or equity with the balances being the opposite.

	2023 A$	2022 A$	2021 A$
10% increase
Profit or loss (i)	(579,305)	1,796,641	(222,678)
Equity (ii)	91097	18,815	3,135
10% decrease
Profit or loss (i)	579,305	(1,796,641)	222,678
Equity (ii)	(91,097)	(18,815)	(3,135)

(i)
This is attributable to the exposure to outstanding USD net monetary assets at the end of the reporting period.
(ii)
This is attributable to the exposure to outstanding USD net monetary assets at the end of the reporting period in the subsidiaries which is denominated in USD and reflected in the foreign currency translation reserve.

The Group’s sensitivity to foreign currency has decreased as at June 30, 2023 mainly due to an increase in cash and cash equivalents that are denominated in USD as a result of the US IPO.

The sensitivity analysis may not represent the quantum of foreign exchange risk because the exposure at the end of the reporting period does not reflect the exposure during the year. Requirements change during the financial year depending on research and development.

Forward Foreign Exchange Contracts

It is the policy of the Group to enter into forward foreign currency contracts to cover specific foreign currency payments and receipts when appropriate (such as when there is a legal commitment to pay or receive foreign currency or the Executive Chairman or Chief Executive Officer has a high degree of confidence (>90%) that a foreign currency exposure will arise).

Under the Group’s Treasury Policy, the Chief Financial Officer will manage the foreign exchange transaction risk adopting the following guidelines:

•
Generally, hedge foreign exchange exposure identified above by entering into a forward currency contract.
•
The duration of any forward currency contract(s) will approximate the period in which the net currency exposure arises.
•
Recognizing the uncertainty that exists in projecting forward foreign currency flows, a maximum net foreign currency exposure position may be held at any point in time.

Due to the long-term nature of the net investment in the USD denominated wholly owned subsidiaries, the investments will not be hedged into Australian dollars, with the result that the Australian dollar value of the investments will fluctuate with the market rate through the foreign currency translation reserve.

There were no forward foreign currency contracts outstanding as at June 30, 2023 (2022: nil).

(f)
Interest Rate Risk Management

The Group has no borrowings, other than lease liability (rental property) which is at fixed interest rate. The Group does not use interest rate swap contracts or forward interest rate contracts.

The Group is exposed to interest rate risk only in relation to the cash and cash equivalent balances.

Interest Rate Sensitivity Analysis

The Group has no borrowings, other than lease liability (rental property) which is at a fixed interest rate.

(g)
Credit Risk Management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults.

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies.

The carrying amount of financial assets recorded in the financial statements, net of any allowances for losses, represents the Group’s maximum exposure to credit risk.

(h)
Liquidity Risk Management

Ultimate responsibility for liquidity risk management rests with the Board, which has approved an appropriate liquidity risk management framework for management of the Group’s short-, medium- and long-term funding. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows and matching maturity profiles of financial assets and liabilities.

(i)
Liquidity and Interest Rate Risk

The following tables detail the Group’s remaining contractual maturity for its financial liabilities with agreed repayment terms. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

To the extent that interest flows are at a variable rate, the undiscounted amount is derived from interest rate applicable at the end of the reporting period. The tables include both interest and principal cash flows.

2023	Weighted average effective interest rate %	Less than 1 month A$	1 – 3 months A$	3 – 12 months A$	1 to 5 years A$	5 + years A$	Total A$
Trade and other payables	-	3,500,487	-	-	-	-	3,500,487
Lease liability – rental property (fixed interest rate)	3.56	15,564	46,691	125,018	375,989	-	563,262
		3,516,051	46,691	125,018	375,989	-	4,063,749

2022	Weighted average effective interest rate %	Less than 1 month A$	1 – 3 months A$	3 – 12 months A$	1 to 5 years A$	5 + years A$	Total A$
Trade and other payables	-	2,786,280	-	-	-	-	2,786,280
Lease liability – rental property (fixed interest rate)	3.56	15,069	45,206	121,043	563,262	-	744,580
		2,801,349	45,206	121,043	563,262	-	3,530,860

(j)
Fair Value of Financial Instruments

The Group has no financial assets that are measured at fair value and the only financial liability that is measured at fair value at the end of each reporting period is contingent consideration (Note 30). The value of financial assets and other financial liabilities approximate their fair value. The following table gives information about how the fair value of the financial liability is determined.

Financial Liabilities	Fair value as at 30 June 2023 A$	Fair value as at 30 June 2022 A$	Fair value hierarchy	Valuation technique	Significant unobservable inputs	Relationship of unobservable inputs to fair value
Contingent consideration in a business combination (Note 29)	3,687,189	2,699,010	Level 3	Discounted cash flow	Discount rate of 25% (pre-tax) and probability adjusted revenue projections.	The higher the discount rate, the lower the value. The higher the possible revenue the higher value.

Reconciliation of Level 3 fair value measurements

	2023	2022
	Contingent consideration in a business combination A$	Contingent consideration in a business combination A$
Opening balance Total (gain) or loss:	2,699,010	1,762,656
- in profit or loss	988,179	936,354
Closing balance	3,687,189	2,699,010